Quarterly Holdings Report
for

Fidelity® Intermediate Municipal Income Fund

March 31, 2020

LIM-QTLY-0520
1.814648.115

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.5%
	Principal Amount (000s)	Value (000s)
Alabama - 1.4%
Jefferson County Gen. Oblig. Series 2018 B, 5% 4/1/21	5,630	5,834
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (a)	43,790	45,547
Mobile County Board of School Commissioners Series 2016 B:
5% 3/1/29	$5,875	$6,937
5% 3/1/30	6,125	7,217
5% 3/1/31	6,135	7,211
5% 3/1/32	4,930	5,784
5% 3/1/33	7,165	8,392
Montgomery Med. Clinic Facilities:
5% 3/1/26	1,940	2,230
5% 3/1/27	3,915	4,469
5% 3/1/28	4,225	4,814
5% 3/1/29	3,465	3,939
5% 3/1/30	4,180	4,742

TOTAL ALABAMA		107,116

Alaska - 0.3%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/33	7,235	8,434
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/33	7,575	8,593
North Slope Borough Gen. Oblig. Series 2017 A, 5% 6/30/21 (Pre-Refunded to 6/30/20 @ 100)	1,695	1,711

TOTAL ALASKA		18,738

Arizona - 4.4%
Arizona Ctfs. of Prtn. Series 2019 A:
5% 10/1/20	3,515	3,581
5% 10/1/21	3,090	3,266
5% 10/1/22	3,290	3,587
5% 10/1/23	4,320	4,859
Arizona State Lottery Rev. Series 2019, 5% 7/1/24	4,000	4,600
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2019, 5%, tender 6/3/24 (a)(b)	60,005	66,482
Glendale Gen. Oblig.:
Series 2015, 4% 7/1/21 (FSA Insured)	2,145	2,222
Series 2017:
5% 7/1/23	3,570	3,990
5% 7/1/28	1,465	1,806
5% 7/1/32	2,915	3,557
Glendale Sr. Excise Tax Rev. Series 2015 A:
5% 7/1/27	7,770	9,168
5% 7/1/28	7,255	8,548
5% 7/1/29	7,905	9,301
Glendale Trans. Excise Tax Rev.:
5% 7/1/24 (FSA Insured)	1,765	2,041
5% 7/1/25 (FSA Insured)	2,065	2,454
5% 7/1/26 (FSA Insured)	3,565	4,210
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	3,560	4,131
Bonds Series 2019 B, 5%, tender 9/1/24 (a)	10,690	12,293
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (c)	2,300	2,269
6% 1/1/48 (c)	6,260	5,769
Maricopa County Rev.:
Bonds:
Series 2019 D, 5%, tender 5/15/26 (a)	12,495	14,778
Series B, 5%, tender 10/18/22 (a)	14,370	15,599
Series C, 5%, tender 10/18/24 (a)	9,710	11,092
Series 2016 A:
4% 1/1/24	6,310	6,933
5% 1/1/22	2,430	2,587
5% 1/1/23	4,855	5,342
5% 1/1/24	1,990	2,259
5% 1/1/25	7,560	8,838
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2016, 5% 7/1/21	1,735	1,818
Phoenix Civic Impt. Board Arpt. Rev. Series 2017 A:
5% 7/1/27 (b)	2,185	2,590
5% 7/1/28 (b)	3,085	3,638
5% 7/1/42 (b)	2,210	2,513
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,020	1,030
Series 2011 C, 5% 7/1/21	970	1,017
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 1.1%, tender 5/1/20 (a)(b)	50,600	50,589
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/20	2,090	2,110
5% 7/1/25 (Pre-Refunded to 7/1/21 @ 100)	1,940	2,029
Series 2012 A:
5% 7/1/22	485	526
5% 7/1/23	1,070	1,160
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2017 A, 5% 1/1/33	4,955	6,191
Tempe Indl. Dev. Auth. Rev. (Mirabella At ASU, Inc. Proj.):
Series 2017 A:
6.125% 10/1/47 (c)	490	494
6.125% 10/1/52 (c)	490	494
Series 2017 B:
4% 10/1/23 (c)	7,475	7,247
6% 10/1/37 (c)	250	253
Western Maricopa Ed. Ctr. District Series 2019 B:
3% 7/1/20	3,000	3,014
5% 7/1/23	4,650	5,212
5% 7/1/24	1,410	1,629
5% 7/1/25	2,285	2,714
5% 7/1/27	3,000	3,737
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds Series 2010, 1.1%, tender 6/1/20 (a)	14,350	14,346

TOTAL ARIZONA		339,913

Arkansas - 0.0%
Little Rock School District Series 2017, 3% 2/1/22	3,070	3,165
California - 3.3%
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/23	2,100	2,347
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series B, 2.85%, tender 4/1/25 (a)	7,020	7,469
Series C, 2.1%, tender 4/1/22 (a)	6,555	6,667
California Dept. of Wtr. Resources Series AI, 5% 12/1/25	2,130	2,265
California Gen. Oblig.:
Series 2004, 5.25% 12/1/33	110	110
Series 2007, 5.625% 5/1/20	50	50
Series 2016, 5% 9/1/29	2,755	3,350
Series 2020:
4% 3/1/23	3,535	3,818
4% 3/1/24	6,790	7,508
4% 3/1/26	3,300	3,805
5% 8/1/26	14,065	17,202
5% 8/1/29	6,970	8,459
5.25% 4/1/34	30	30
5.5% 4/1/30	5	5
California Health Facilities Fing. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2013 A, 5% 7/1/25	3,885	4,346
Series 2011 D, 5% 8/15/35	2,915	3,043
California Muni. Fin. Auth. Rev. (LINXS APM Proj.) Series 2018 A:
5% 6/30/28 (b)	1,925	2,154
5% 12/31/28 (b)	1,555	1,737
5% 6/30/29 (b)	1,940	2,158
5% 12/31/29 (b)	970	1,078
5% 6/30/31 (b)	3,010	3,322
5% 12/31/31 (b)	2,915	3,213
5% 12/31/43 (b)	5,895	6,284
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2017 A1, 1.17%, tender 4/15/20 (a)(b)(c)	3,700	3,700
Series 2017 A2, 1.17%, tender 4/15/20 (a)(b)(c)	3,650	3,650
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (c)	640	564
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (c)	495	405
California Pub. Works Board Lease Rev.:
(Various Cap. Projs.):
Series 2011 A:
5.25% 10/1/24	3,885	4,125
5.25% 10/1/25	3,885	4,125
Series 2012 A:
5% 4/1/22	2,040	2,194
5% 4/1/23	4,855	5,220
Series 2012 G:
5% 11/1/23	970	1,063
5% 11/1/24	970	1,062
(Various Judicial Council Projs.) Series 2011 D, 5% 12/1/21	2,430	2,586
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds Series 2009 C, 5%, tender 11/1/29 (a)	15,715	20,350
Series 2015, 5% 2/1/45	4,090	4,465
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/29	4,855	5,314
Series 2017 A1:
5% 6/1/25	3,885	4,406
5% 6/1/26	970	1,119
Series A, 0% 6/1/24 (AMBAC Insured)	5,840	5,411
Los Angeles Dept. Arpt. Rev. Series F, 5% 5/15/44 (b)	6,800	8,031
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2015 A, 5% 7/1/29	9,710	11,342
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	970	1,017
5% 7/1/23	3,690	3,869
Oakland Unified School District Alameda County Series 2015 A:
5% 8/1/26 (FSA Insured)	3,400	3,996
5% 8/1/28	970	1,132
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,695	6,098
Port of Oakland Rev. Series 2012 P, 5% 5/1/22 (b)	4,855	5,187
Poway Unified School District Pub. Fing.:
5% 9/1/25	1,115	1,264
5% 9/1/28	1,550	1,745
5% 9/1/32	1,630	1,796
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,025	2,560
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23	8,645	9,323
San Diego Unified School District Series 2008 C, 0% 7/1/34	2,525	1,857
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 A, 5% 5/1/37 (b)	3,290	3,874
Series 2019 E, 5% 5/1/50 (b)	8,140	9,381
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,570	2,506
0% 8/1/37	1,940	1,273
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,845	1,839
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,270	1,264
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/40	3,400	3,920
West Contra Costa Unified School District Series 2012, 5% 8/1/26	7,665	8,284

TOTAL CALIFORNIA		251,737

Colorado - 2.6%
Colorado Health Facilities Auth.:
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 5% 9/1/46	6,310	7,210
Bonds Series 2019 B:
5%, tender 8/1/26 (a)	5,205	6,092
5%, tender 11/19/26 (a)	10,090	12,117
Series 2019 A1, 5% 8/1/36	4,000	4,385
Series 2019 A2, 5% 8/1/44	8,600	9,258
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	12,460	12,083
Colorado Health Facilities Auth. Rev. Bonds Series 2008 D3, 5%, tender 11/12/21 (a)	7,365	7,741
Colorado Hsg. & Fin. Auth. Series 2019 H, 4.25% 11/1/49	2,270	2,486
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2020:
5% 6/1/30	3,000	3,893
5% 6/1/31	1,580	2,042
Colorado Univ. Co. Hosp. Auth. Rev. Bonds:
Series 2017C-2, 5%, tender 3/1/22 (a)	7,085	7,409
Series 2019 C, 5%, tender 11/15/24 (a)	36,390	41,074
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/24 (b)	2,230	2,540
5% 11/15/27 (b)	1,025	1,233
5% 11/15/28 (b)	4,855	5,806
5% 11/15/29 (b)	4,855	5,771
5% 11/15/30 (b)	3,885	4,593
Series 2018 A:
5% 12/1/30 (b)	7,415	9,201
5% 12/1/31 (b)	15,915	19,007
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,765	4,740
Series 2010 A:
0% 9/1/35	1,940	1,220
0% 9/1/37	2,915	1,717
0% 9/1/38	3,650	2,043
Univ. of Colorado Enterprise Sys. Rev. Bonds Series 2019 C, 2%, tender 10/15/24 (a)	23,355	23,970

TOTAL COLORADO		197,631

Connecticut - 2.2%
Connecticut Gen. Oblig.:
Series 2012 E, 5% 9/15/23	2,915	3,153
Series 2016 A, 5% 3/15/26	2,940	3,459
Series 2016 E:
5% 10/15/26	3,445	4,105
5% 10/15/29	4,975	5,887
Series 2018 E:
5% 9/15/27	4,050	4,916
5% 9/15/28	4,000	4,912
5% 9/15/29	4,000	4,897
5% 9/15/30	4,000	4,882
Series 2018 F, 5% 9/15/27	1,000	1,214
Series 2019 A:
5% 4/15/30	2,320	2,868
5% 4/15/34	2,635	3,220
5% 4/15/35	915	1,114
Series 2020 A, 5% 1/15/40	11,190	13,610
Series 2020 B, 5% 1/15/26	975	1,143
Series B, 5% 1/15/25	2,000	2,296
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2010 A4, 2%, tender 2/8/22 (a)	11,195	11,286
Series 2014 B, 1.8%, tender 7/1/24 (a)	7,890	7,899
Series 2015 A, 2.05%, tender 7/21/21 (a)	34,610	34,718
Series 2020 B, 5%, tender 1/1/27 (a)	2,555	3,037
Series 2018 S:
5% 7/1/26	2,200	2,584
5% 7/1/29	970	1,167
Series 2019 A, 5% 7/1/34 (c)	6,000	6,802
Series 2019 Q-1:
5% 11/1/22	1,630	1,782
5% 11/1/24	1,760	2,044
5% 11/1/25	1,205	1,438
5% 11/1/27	3,115	3,860
5% 11/1/28	1,780	2,248
Series 2020 A:
4% 7/1/36	1,750	1,974
4% 7/1/38	1,580	1,763
4% 7/1/40	2,250	2,498
5% 7/1/30	1,000	1,287
5% 7/1/31	1,500	1,920
5% 7/1/33	2,500	3,177
5% 7/1/35	3,200	4,024
New Britain Gen. Oblig. Series 2009, 5% 4/1/24	2,035	2,214
Stratford Gen. Oblig. Series 2019, 5% 1/1/29	2,490	3,004
Univ. of Connecticut Gen. Oblig. Series 2019 A:
5% 11/1/27	1,720	2,141
5% 11/1/27	2,050	2,552
5% 11/1/28	1,260	1,596

TOTAL CONNECTICUT		168,691

Delaware, New Jersey - 0.1%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/22	2,915	3,106
5% 1/1/24	1,235	1,404
5% 1/1/25	2,670	3,024

TOTAL DELAWARE, NEW JERSEY		7,534

District Of Columbia - 1.2%
District of Columbia Income Tax Rev.:
Series 2011 A, 5% 12/1/36	4,080	4,309
Series 2020 A:
5% 3/1/22	1,200	1,288
5% 3/1/24	1,570	1,800
Series 2020 B:
5% 10/1/22	1,880	2,059
5% 10/1/23	10,000	11,317
District of Columbia Rev. Series A, 5% 6/1/40	6,505	6,539
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail And Cap. Impt. Proj.) Series 2019 B:
4% 10/1/35	1,185	1,237
4% 10/1/36	1,760	1,832
4% 10/1/37	1,770	1,836
4% 10/1/38	735	760
5% 10/1/33	1,250	1,436
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C:
5% 10/1/22 (b)	3,075	3,219
5% 10/1/23 (b)	3,270	3,423
5% 10/1/24 (b)	2,955	3,093
5% 10/1/25 (b)	3,985	4,172
Series 2017 A:
5% 10/1/31 (b)	2,335	2,753
5% 10/1/34 (b)	1,940	2,267
5% 10/1/36 (b)	1,820	2,113
Series 2018 A:
5% 10/1/28 (b)	3,885	4,731
5% 10/1/29 (b)	4,030	4,879
5% 10/1/30 (b)	3,165	3,812
5% 10/1/31 (b)	4,540	5,440
Series 2019 A:
5% 10/1/21 (b)	1,390	1,467
5% 10/1/22 (b)	795	859
5% 10/1/23 (b)	1,160	1,286
5% 10/1/24 (b)	2,000	2,272
5% 10/1/25 (b)	1,530	1,775
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/34	7,990	9,564

TOTAL DISTRICT OF COLUMBIA		91,538

Florida - 10.9%
Brevard County School Board Ctfs. of Prtn.:
Series 2014:
5% 7/1/27	3,205	3,660
5% 7/1/30	7,240	8,214
Series 2015 C, 5% 7/1/24	2,915	3,338
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/23	3,010	3,218
Series 2017:
5% 10/1/23 (b)	1,000	1,097
5% 10/1/30 (b)	2,050	2,384
5% 10/1/31 (b)	3,100	3,598
Series 2019 B:
5% 10/1/28 (b)	6,000	7,142
5% 10/1/29 (b)	5,000	6,017
Series A:
5% 10/1/29 (b)	4,090	4,608
5% 10/1/31 (b)	2,915	3,275
5% 10/1/32 (b)	3,885	4,369
Broward County School Board Ctfs. of Prtn.:
(Broward County School District) Series 2012 A:
5% 7/1/25	1,450	1,569
5% 7/1/26	4,320	4,676
Series 2012 A:
5% 7/1/21	5,225	5,476
5% 7/1/22	4,855	5,271
5% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	4,020	4,348
Series 2015 A:
5% 7/1/26	11,170	13,229
5% 7/1/27	8,900	10,526
5% 7/1/28	3,885	4,584
Series 2015 B:
5% 7/1/25	2,100	2,490
5% 7/1/26	11,335	13,425
5% 7/1/27	7,670	9,071
5% 7/1/28	13,120	15,481
Series 2016, 5% 7/1/32	2,430	2,881
Central Florida Expressway Auth. Sr. Lien Rev. Series 2019 B, 5% 7/1/35	5,000	6,442
Citizens Property Ins. Corp. Series 2012 A1:
5% 6/1/21	2,630	2,744
5% 6/1/22	2,100	2,247
Clay County Sales Surtax Rev. Series 2020:
5% 10/1/22	650	710
5% 10/1/23	810	913
5% 10/1/24	740	859
5% 10/1/25	1,115	1,330
5% 10/1/31	2,445	3,114
5% 10/1/34	5,390	6,771
5% 10/1/36	3,000	3,731
5% 10/1/37	6,135	7,602
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/21	1,260	1,342
5% 12/1/23 (Pre-Refunded to 12/1/21 @ 100)	2,180	2,321
5% 12/1/24 (Pre-Refunded to 12/1/21 @ 100)	2,295	2,443
Duval County School Board Ctfs. of Prtn. Series 2015 B:
5% 7/1/27	4,260	4,963
5% 7/1/28	970	1,127
5% 7/1/30	6,440	7,475
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	4,570	4,815
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2011 C, 5% 6/1/22	9,711	10,147
Series 2011 E, 5% 6/1/24	4,855	5,066
Florida Dept. of Mgmt. Svcs. Ctfs. of Prtn. Series 2018 A, 5% 11/1/29	6,245	8,063
Florida Higher Edl. Facilities Fing. Auth.:
(St. Leo Univ. Proj.) Series 2019:
5% 3/1/30	1,715	1,909
5% 3/1/31	1,805	2,000
5% 3/1/32	1,890	2,088
Series 2019:
5% 10/1/28	1,060	1,169
5% 10/1/30	1,500	1,663
5% 10/1/31	1,750	1,934
5% 10/1/32	1,305	1,439
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/27	3,495	3,833
5% 10/1/28	4,855	5,308
5% 10/1/29	2,645	2,881
5% 10/1/30	2,405	2,608
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,775	2,085
5% 10/1/31	1,940	2,272
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	11,945	12,960
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,750	3,009
Series 2015 B:
5% 10/1/24	970	1,124
5% 10/1/27	1,455	1,715
Gainesville Utils. Sys. Rev. Series 2019 A, 5% 10/1/44	10,500	12,864
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A:
5% 10/1/28 (b)	3,380	3,985
5% 10/1/30 (b)	1,970	2,300
Halifax Hosp. Med. Ctr. Rev.:
5% 6/1/28	1,245	1,438
5% 6/1/35	2,430	2,769
Hillsborough Co. Sldwst and Resource Receivables Series 2016 A:
5% 9/1/20 (b)	1,320	1,340
5% 9/1/21 (b)	1,260	1,326
5% 9/1/22 (b)	1,600	1,734
5% 9/1/23 (b)	1,940	2,164
5% 9/1/24 (b)	2,135	2,444
5% 9/1/25 (b)	2,150	2,521
5% 9/1/26 (b)	2,200	2,642
Hillsborough County Port District Series 2018 B, 5% 6/1/38 (b)	3,285	3,964
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/24	2,595	2,961
5% 7/1/25	1,940	2,273
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2017 B, 5% 10/1/26	6,680	8,034
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	3,885	4,237
5% 10/1/23	5,165	5,620
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/25 (FSA Insured)	970	1,104
5% 6/1/26 (FSA Insured)	1,750	1,985
5% 6/1/28 (FSA Insured)	485	549
Lee Memorial Health Sys. Hosp. Rev.:
Bonds Series 2019 A2, 5%, tender 4/1/26 (a)	11,585	13,304
Series 2019 A1:
5% 4/1/33	1,450	1,770
5% 4/1/34	3,250	3,940
5% 4/1/35	6,325	7,611
5% 4/1/37	2,190	2,600
5% 4/1/39	1,500	1,769
Manatee County School District Series 2017, 5% 10/1/25 (FSA Insured)	1,940	2,333
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41 (Pre-Refunded to 10/1/20 @ 100)	4,565	4,661
Series 2010 B, 5% 10/1/35 (FSA Insured)	9,930	10,086
Series 2010, 5% 10/1/22	2,970	3,018
Series 2012 A:
5% 10/1/22 (b)	2,915	3,125
5% 10/1/24 (b)	9,710	10,413
5% 10/1/24	2,100	2,261
Series 2014 A:
5% 10/1/27 (b)	1,770	1,960
5% 10/1/29 (b)	2,725	3,010
5% 10/1/33 (b)	5,440	5,984
5% 10/1/37	7,185	7,965
Series 2015 A:
5% 10/1/21 (b)	2,710	2,830
5% 10/1/35 (b)	2,430	2,669
Series 2016 A:
5% 10/1/30	2,430	2,825
5% 10/1/31	970	1,125
Series 2017 B:
5% 10/1/20 (b)	3,580	3,633
5% 10/1/40 (b)	2,400	2,696
Miami-Dade County Cap. Asset Acquisition:
Series 2012 A, 5% 10/1/25	2,185	2,389
Series 2016:
5% 10/1/28	5,385	6,517
5% 10/1/29	3,985	4,815
5% 10/1/30	7,215	8,697
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	7,965	8,036
Series 2014 A, 5% 7/1/44	2,815	3,128
Series 2016 A:
5% 7/1/32	3,865	4,554
5% 7/1/33	3,205	3,762
Series A:
5% 7/1/31	1,455	1,719
5% 7/1/34	970	1,136
Miami-Dade County Gen. Oblig. (Parks Prog.) Series 2015 A, 5% 11/1/23	3,955	4,479
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,985	7,028
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/24	11,340	13,096
5% 11/1/25	11,880	13,771
5% 11/1/26	7,720	8,923
Series 2015 A, 5% 5/1/27 (FSA Insured)	4,100	4,819
Series 2015 B, 5% 5/1/28	13,295	15,350
Series 2015 D:
5% 2/1/29	3,935	4,620
5% 2/1/30	6,310	7,382
Series 2016 A:
5% 8/1/27	7,340	8,785
5% 5/1/31	19,200	22,522
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/21	1,240	1,299
5% 7/1/42	1,625	1,729
Orange County Health Facilities Auth.:
Series 2012 A, 5% 10/1/42	12,285	12,886
Series 2012 B, 5% 10/1/42	5,050	5,297
Series 2016 A, 5% 10/1/39	3,100	3,643
Orange County School Board Ctfs. of Prtn.:
Series 2012 B, 5% 8/1/26 (Pre-Refunded to 8/1/22 @ 100)	3,885	4,237
Series 2015 C, 5% 8/1/29	6,800	7,995
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/20	1,940	1,958
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 B, 5% 10/1/20	3,400	3,466
Series 2012 A:
5% 10/1/23	1,650	1,866
5% 10/1/25	875	1,051
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/23 (Escrowed to Maturity)	330	374
5% 12/1/24 (Escrowed to Maturity)	660	756
Palm Beach County Health Facilities Auth. Rev. Series 2015 C, 5% 5/15/25	1,805	1,908
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B, 5% 8/1/25	3,110	3,706
Series 2015 B:
5% 8/1/25	1,580	1,883
5% 8/1/27	8,045	9,473
5% 8/1/28	5,325	6,249
Series 2015 D:
5% 8/1/26	23,370	27,583
5% 8/1/27	10,595	12,475
5% 8/1/28	3,620	4,248
Series 2017 A, 5% 8/1/26	21,905	26,761
Series 2018 A:
5% 8/1/22	1,865	2,029
5% 8/1/23	1,115	1,253
5% 8/1/24	1,270	1,470
5% 8/1/25	4,550	5,422
5% 8/1/26	1,880	2,297
5% 8/1/26	10,160	11,991
Palm Beach County Solid Waste Auth. Rev. Series 2011, 5% 10/1/24	8,350	8,820
Pinellas County Idr (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Proj.) Series 2019:
5% 7/1/29	500	514
5% 7/1/39	1,000	1,000
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A:
5% 7/1/25	1,940	2,146
5% 7/1/27	4,130	4,561
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/23	1,940	2,166
5% 7/1/24	1,700	1,954
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015, 5% 10/1/30	3,885	4,593
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/24	2,460	2,845
5% 8/15/25	3,980	4,729
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A:
5% 12/1/20	100	102
5% 12/1/21	1,095	1,155
Series 2015 A, 5% 12/1/40	1,750	1,934
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2001 A, 6% 10/1/29	2,430	3,384
Series 2005, 5.5% 10/1/22 (FGIC Insured)	2,335	2,584
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,845	1,974
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
4% 10/15/35	400	442
4% 10/15/36	375	413
4% 10/15/38	750	820
4% 10/15/39	1,000	1,092
5% 10/15/44	1,365	1,587
5% 10/15/49	2,560	2,954
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A, 5% 8/1/32 (Build America Mutual Assurance Insured)	4,855	5,677
Series 2019:
5% 8/1/22	3,250	3,532
5% 8/1/23	3,450	3,871
5% 8/1/24	1,800	2,081

TOTAL FLORIDA		835,774

Georgia - 2.5%
Atlanta Arpt. Rev. Series 2019 B, 5% 7/1/44 (b)	4,765	5,523
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/27	970	1,143
5% 11/1/29	2,430	2,849
Brookhaven Dev. Auth. Rev. Series 2019 A:
5% 7/1/24	1,750	2,021
5% 7/1/27	1,500	1,871
5% 7/1/38	2,000	2,379
5% 7/1/39	1,250	1,484
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 2008, 2.925%, tender 3/12/24 (a)	5,000	5,013
Series 2013 1st, 2.925%, tender 3/12/24 (a)	7,770	7,790
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	6,810	6,658
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.):
Series 2019 A, 5%, tender 7/1/26 (a)	12,555	14,564
Series 2019 B, 5%, tender 7/1/29 (a)	10,100	12,272
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30 (Pre-Refunded to 9/1/20 @ 100)	5,630	5,739
6.125% 9/1/40 (Pre-Refunded to 9/1/20 @ 100)	10,485	10,694
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,435	1,520
DeKalb Private Hosp. Auth. Rev. Series 2019 B:
5% 7/1/24	1,000	1,155
5% 7/1/26	1,000	1,218
5% 7/1/28	2,000	2,545
Fulton County Dev. Auth. Rev.:
Series 2019 C:
5% 7/1/27	3,035	3,786
5% 7/1/36	1,300	1,569
5% 7/1/37	1,600	1,918
5% 7/1/39	1,250	1,484
Series 2019, 5% 6/15/44	2,365	2,915
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	8,960	9,114
Series 2019 A:
5% 1/1/27	990	1,126
5% 1/1/28	520	601
5% 1/1/29	1,140	1,337
5% 1/1/31	700	820
5% 1/1/32	515	602
5% 1/1/33	1,200	1,399
Series GG:
5% 1/1/24	3,520	3,740
5% 1/1/25	1,215	1,292
5% 1/1/26	4,855	5,149
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U, 5% 10/1/24	1,360	1,579
Series Q, 5% 10/1/22	1,940	2,118
Series S:
5% 10/1/22	1,240	1,354
5% 10/1/24	2,355	2,574
Main Street Natural Gas, Inc. Bonds:
Series 2018 C, 4%, tender 12/1/23 (a)	28,250	29,164
Series 2019 B, 4%, tender 12/2/24 (a)	26,260	28,020
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 2.35%, tender 12/11/20 (a)	6,590	6,638

TOTAL GEORGIA		194,737

Hawaii - 0.4%
Hawaii Arpts. Sys. Rev. Series 2015 A, 5% 7/1/45 (b)	3,945	4,344
Hawaii Gen. Oblig. Series 2019 FW:
5% 1/1/31	1,250	1,602
5% 1/1/35	5,000	6,288
Honolulu City & County Gen. Oblig.:
Series 2017 D:
5% 9/1/22	3,885	4,239
5% 9/1/26	3,110	3,823
Series 2019 A:
5% 9/1/27	2,000	2,521
5% 9/1/30	6,500	8,291

TOTAL HAWAII		31,108

Idaho - 0.2%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/20	1,980	2,001
5% 7/15/21	2,955	3,099
5% 7/15/22	3,285	3,554
5% 7/15/23	1,575	1,752
5% 7/15/24	1,260	1,437
5% 7/15/25	1,260	1,471
5% 7/15/27	3,140	3,835
Series 2019 A, 4% 1/1/50	1,115	1,207

TOTAL IDAHO		18,356

Illinois - 13.3%
Champaign County Cmnty. Unit Series 2020 A:
0% 1/1/26	800	724
0% 1/1/28	575	498
Chicago Board of Ed.:
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455	1,534
Series 2010 F, 5% 12/1/20	1,030	1,038
Series 2011 A:
5% 12/1/41	2,075	2,033
5.5% 12/1/39	5,730	5,765
Series 2012 A, 5% 12/1/42	1,880	1,862
Series 2015 C, 5.25% 12/1/39	1,455	1,470
Series 2016 B, 6.5% 12/1/46	700	756
Series 2017 A, 7% 12/1/46 (c)	2,400	2,684
Series 2017 C:
5% 12/1/25	2,025	2,073
5% 12/1/26	905	929
Series 2017 D, 5% 12/1/27	2,500	2,569
Series 2017 H, 5% 12/1/36	1,965	1,978
Series 2018 A:
5% 12/1/24	560	572
5% 12/1/27	6,280	6,453
5% 12/1/33	700	711
5% 12/1/34	1,400	1,418
Series 2018 C:
5% 12/1/24	725	740
5% 12/1/25	15,335	15,696
5% 12/1/26	4,625	4,746
5% 12/1/46	5,795	5,649
Series 2019 A:
5% 12/1/24	2,300	2,349
5% 12/1/28	6,520	6,703
5% 12/1/28	510	524
5% 12/1/29	930	956
5% 12/1/30	900	921
5% 12/1/32	1,250	1,274
Series 2019, 5% 12/1/29	10,500	10,792
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/32 (b)	6,310	6,913
Series 2014 B:
5% 1/1/22	970	1,026
5% 1/1/24	3,235	3,619
Series 2016 A:
5% 1/1/29 (b)	2,155	2,454
5% 1/1/30 (b)	3,290	3,746
5% 1/1/31 (b)	2,430	2,762
Series 2016 B, 5% 1/1/41	3,390	3,864
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 A, 5% 1/1/22	1,700	1,807
Series 2012 B, 5% 1/1/22 (b)	6,800	7,185
Series 2016 C:
5% 1/1/22	2,155	2,290
5% 1/1/23	1,360	1,472
5% 1/1/24	1,455	1,613
5% 1/1/25	2,185	2,475
5% 1/1/26	1,940	2,241
5% 1/1/33	2,305	2,600
5% 1/1/34	2,670	3,006
Series 2016 D, 5% 1/1/52	6,740	7,497
Series 2017 D:
5% 1/1/27 (b)	2,065	2,381
5% 1/1/28 (b)	460	527
5% 1/1/31 (b)	2,850	3,233
5% 1/1/33 (b)	1,455	1,637
Series 2018 A:
5% 1/1/48 (b)	3,585	4,016
5% 1/1/53 (b)	6,110	6,859
Series 2018 B, 5% 1/1/53	2,155	2,458
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018, 5% 7/1/38 (b)	2,470	2,680
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	1,685	1,808
5% 6/1/23	1,520	1,680
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,260	1,336
Chicago Wtr. Rev. Series 2017, 5.25% 11/1/33 (FSA Insured)	990	993
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	970	1,042
5% 12/15/24	1,310	1,408
Series 2012 C, 5% 12/15/25	2,060	2,210
Cook County Gen. Oblig.:
Series 2010 A, 5.25% 11/15/24	17,405	17,565
Series 2010 G, 5% 11/15/25	2,855	2,877
Series 2011 A, 5.25% 11/15/24	1,455	1,486
Series 2012 C:
5% 11/15/22	2,000	2,051
5% 11/15/23	4,835	4,958
5% 11/15/24	18,115	18,571
5% 11/15/25 (FSA Insured)	505	547
Cook, Kane Lake & McHenry Countys Cmnty. College District #512 Series 2017 B, 5% 12/1/24	5,140	5,985
Grundy & Will Counties Cmnty. School Gen. Obligan Series 2018, 5% 2/1/29	1,190	1,417
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,065	26,851
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/22	1,340	1,437
5% 8/1/24	1,480	1,670
(Centegra Health Sys. Proj.) Series 2014 A, 5% 9/1/34	585	666
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A:
5% 7/15/25	1,385	1,638
5% 7/15/26	1,940	2,352
5% 7/15/28	2,040	2,554
(OSF Healthcare Sys.) Series 2018 A:
5% 5/15/29	9,870	12,277
5% 5/15/30	9,845	12,192
5% 5/15/31	21,400	26,376
(Presence Health Proj.) Series 2016 C:
5% 2/15/26	2,590	2,955
5% 2/15/29	10,570	12,166
5% 2/15/36	2,200	2,486
(Presence Health) Series 2016 C, 5% 2/15/28	6,800	7,903
(Provena Health Proj.) Series 2010 A:
6% 5/1/20 (Escrowed to Maturity)	2,000	2,007
6.25% 5/1/21 (Pre-Refunded to 5/1/20 @ 100)	6,210	6,232
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/49	845	885
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	1,980	2,244
(Silver Cross Health Sys. Proj.) Series 2015 C, 5% 8/15/27	875	1,011
Bonds:
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	1,885	1,879
Series 2017 B, 5%, tender 12/15/22 (a)	16,420	17,803
Series E, 2.25%, tender 4/29/22 (a)	1,820	1,836
Series 2009:
5% 8/15/23	3,035	3,078
5% 8/15/23 (Pre-Refunded to 8/15/20 @ 100)	1,530	1,552
Series 2011 IL, 5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	2,030	2,161
Series 2012 A, 5% 5/15/23	1,435	1,537
Series 2012:
5% 9/1/32	7,865	8,504
5% 9/1/38	10,595	11,388
5% 11/15/43	3,170	3,310
Series 2013:
5% 11/15/26	2,600	2,798
5% 11/15/29	780	835
5% 5/15/43 (Pre-Refunded to 5/15/22 @ 100)	7,665	8,214
Series 2015 A:
5% 11/15/21	410	432
5% 11/15/27	1,015	1,196
5% 11/15/28	1,215	1,427
5% 11/15/29	1,830	2,143
5% 11/15/32	3,375	3,918
5% 11/15/45	2,390	2,711
Series 2015 C:
5% 8/15/35	5,925	6,718
5% 8/15/44	28,260	31,610
Series 2016 A:
5% 2/15/24	1,455	1,648
5% 2/15/25	995	1,158
5% 2/15/26	1,455	1,736
5% 7/1/30	2,545	3,028
5% 8/15/33	3,205	3,668
5% 7/1/34	1,650	1,940
5% 7/1/36	5,715	6,665
5% 2/15/45	1,600	1,853
Series 2016 C:
3.75% 2/15/34	1,250	1,349
4% 2/15/36	5,330	5,787
5% 2/15/22	1,250	1,338
5% 2/15/24	565	620
5% 2/15/31	1,650	1,886
5% 2/15/32	12,195	13,910
5% 2/15/33	4,855	5,527
5% 2/15/41	10,620	11,913
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	35	41
5% 5/15/28	2,380	2,815
5% 5/15/29	1,330	1,566
5% 12/1/29	1,755	2,053
5% 12/1/40	4,765	5,425
5% 12/1/46	3,250	3,649
Series 2017 A:
5% 1/1/34	2,485	2,914
5% 8/1/47	750	786
Series 2017:
5% 7/1/29	5,030	6,188
5% 1/1/30	4,855	5,930
5% 7/1/31	8,630	10,470
Series 2018 A, 5% 1/1/44	19,010	21,818
Series 2019:
5% 9/1/29	600	671
5% 9/1/31	500	552
5% 9/1/32	1,000	1,102
5% 9/1/34	1,100	1,203
5% 11/15/26	2,940	3,375
Illinois Gen. Oblig.:
Series 2006, 5.5% 1/1/28	1,410	1,520
Series 2010, 5% 1/1/21 (FSA Insured)	11,655	11,670
Series 2012 A:
4% 1/1/23	2,130	2,138
5% 1/1/33	3,495	3,520
Series 2012:
5% 3/1/21	2,670	2,703
5% 8/1/21	1,555	1,583
5% 3/1/22	4,855	4,976
5% 8/1/22	6,410	6,586
5% 8/1/23	3,310	3,434
Series 2013, 5.5% 7/1/38	3,885	3,964
Series 2014:
5% 4/1/23	7,400	7,653
5% 2/1/26	2,195	2,272
5% 2/1/27	2,590	2,665
5% 4/1/28	2,070	2,121
5% 5/1/28	910	933
5% 5/1/32	2,430	2,471
5% 5/1/33	6,410	6,509
5.25% 2/1/31	10,195	10,460
Series 2016:
5% 11/1/20	4,050	4,082
5% 1/1/22	7,480	7,650
5% 2/1/23	1,530	1,580
5% 6/1/25	7,620	8,017
5% 6/1/26	1,035	1,090
5% 2/1/27	8,355	8,761
5% 2/1/28	5,965	6,206
5% 2/1/29	5,605	5,796
Series 2017 D:
5% 11/1/23	9,670	10,042
5% 11/1/25	13,645	14,398
5% 11/1/26	13,050	13,702
Series 2019 B:
5% 9/1/21	5,580	5,686
5% 9/1/22	5,475	5,630
5% 9/1/23	5,580	5,795
5% 9/1/24	5,580	5,848
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	9,001	9,291
Illinois Hsg. Dev. Auth. Rev. Series 2019 C, 5% 4/1/28	1,200	1,472
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/28	9,710	11,186
5% 2/1/31	3,465	3,956
Illinois Reg'l. Trans. Auth. Series 2017 A:
5% 7/1/20	2,430	2,452
5% 7/1/21	2,380	2,490
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 C, 5% 1/1/38	4,470	5,020
Series 2014 D, 5% 1/1/24	5,890	6,588
Series 2016 A, 5% 12/1/31	1,735	2,014
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,670	6,523
Kane, Cook & DuPage Counties School District #46 Elgin Series 2003 B, 0% 1/1/22 (Escrowed to Maturity)	4,040	3,953
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2017, 5% 1/1/29	1,790	2,223
5% 1/1/26	8,660	10,103
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,145	5,084
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	7,810	7,254
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	7,205	6,724
0% 1/15/25	7,510	6,859
0% 1/15/26	5,645	5,032
McHenry County Conservation District Gen. Oblig. Series 2014:
5% 2/1/24	2,235	2,536
5% 2/1/27	5,825	6,799
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,970	6,945
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,595	3,358
Series 2010 B1:
0% 6/15/44 (FSA Insured)	36,320	14,939
0% 6/15/47 (FSA Insured)	3,870	1,411
Series 2002:
0% 12/15/23	4,015	3,701
0% 12/15/23 (Escrowed to Maturity)	100	95
Series 2020 A, 5% 6/15/50	46,370	45,367
Railsplitter Tobacco Settlement Auth. Rev.:
Series 2010, 5.5% 6/1/23 (Pre-Refunded to 6/1/21 @ 100)	6,440	6,765
Series 2017:
5% 6/1/23	10,460	11,535
5% 6/1/24	13,685	15,505
Univ. of Illinois Rev. Series 2013:
6% 10/1/42	3,785	4,171
6.25% 10/1/38	3,785	4,215
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (FSA Insured)	5,600	4,988

TOTAL ILLINOIS		1,019,263

Indiana - 2.4%
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2012, 1.15%, tender 6/1/20 (a)(b)	2,800	2,799
Series A, 1.15%, tender 6/1/20 (a)(b)	6,430	6,428
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (a)	5,045	5,276
Indiana Fin. Auth. Hosp. Rev.:
Bonds Series 2015 B, 1.65%, tender 7/2/22 (a)	8,410	8,390
Series 2013, 5% 8/15/25	3,020	3,356
Indiana Fin. Auth. Rev.:
(Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	970	1,146
Series 2012:
5% 3/1/22 (Escrowed to Maturity)	970	1,041
5% 3/1/23 (Pre-Refunded to 3/1/22 @ 100)	1,455	1,562
5% 3/1/30 (Pre-Refunded to 3/1/22 @ 100)	1,020	1,095
5% 3/1/41 (Pre-Refunded to 3/1/22 @ 100)	5,155	5,535
Series 2015, 5% 3/1/36	8,060	9,182
Series 2016:
5% 9/1/26	970	1,172
5% 9/1/29	485	579
5% 9/1/36	2,090	2,455
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/25	2,100	2,298
Series 2015 A:
5% 10/1/26	2,405	2,800
5% 10/1/28	1,145	1,332
Series 2011 A, 5.25% 10/1/24	3,910	4,143
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2, 2%, tender 2/1/23 (a)	8,930	9,000
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2012 A:
5% 1/1/24	690	748
5% 1/1/24 (Pre-Refunded to 7/1/22 @ 100)	280	304
5% 1/1/25	695	753
5% 1/1/25 (Pre-Refunded to 7/1/22 @ 100)	275	299
5% 1/1/26	1,895	2,052
5% 1/1/26 (Pre-Refunded to 7/1/22 @ 100)	770	837
Indianapolis Thermal Energy Sys.:
Series 2010 B:
5% 10/1/20	8,070	8,222
5% 10/1/21	5,340	5,642
Series 2016 A:
5% 10/1/24	10,585	12,172
5% 10/1/25	11,400	13,454
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/22	1,415	1,483
5% 7/15/22	970	1,051
5% 7/15/23	2,620	2,884
5% 7/15/24	4,065	4,471
5% 7/15/25	4,205	4,623
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.) Series 2020:
5% 4/1/29	1,185	1,447
5% 4/1/30	2,220	2,726
5% 4/1/33	1,445	1,738
Whiting Envir. Facilities Rev.:
(BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	7,170	7,259
Bonds (BP Products North America, Inc. Proj.):
Series 2015, 5%, tender 11/1/22 (a)(b)	32,790	34,273
Series 2019 A, 5%, tender 6/5/26 (a)(b)	5,860	6,392

TOTAL INDIANA		182,419

Iowa - 0.0%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	1,410	1,446
5% 5/15/48	1,640	1,673

TOTAL IOWA		3,119

Kansas - 0.1%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	995	1,082
5% 9/1/24	4,285	4,655
Series 2012 B, 5% 9/1/24	1,455	1,581
Series 2016 A:
5% 9/1/30	970	1,143
5% 9/1/32	1,115	1,309

TOTAL KANSAS		9,770

Kentucky - 3.2%
Ashland Med. Ctr. Rev. Series 2019:
4% 2/1/33	1,160	1,265
5% 2/1/28	880	1,054
5% 2/1/29	530	642
5% 2/1/31	460	558
Carroll County Envir. Facilities Rev. Bonds (Kentucky Utils. Co. Proj.):
Series 2004 A, 1.75%, tender 9/1/26 (a)(b)	4,475	4,540
Series 2008 A, 1.2%, tender 6/1/21 (a)(b)	20,015	19,912
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/25	800	919
5% 1/1/26	585	688
5% 1/1/29	1,555	1,804
5% 1/1/30	1,625	1,885
Kentucky Bond Dev. Corp. (Lexington Ctr. Corp. Proj.) Series 2018 A:
5% 9/1/26	1,745	2,096
5% 9/1/28	1,880	2,352
5% 9/1/30	520	647
Kentucky Econ. Dev. Fin. Auth. Series 2019 A1, 5% 8/1/32	1,105	1,257
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A:
5% 6/1/25	1,725	1,973
5% 6/1/26	1,815	2,053
5% 6/1/27	1,910	2,152
5% 6/1/28	2,005	2,250
5% 6/1/29	2,105	2,352
5% 6/1/30	2,215	2,453
Kentucky Econ. Dev. Fin. Auth. Rev. Louisville Arena Auth., Inc. Series 2017 A, 5% 12/1/47 (FSA Insured)	1,485	1,606
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27	3,755	4,200
(Kentucky St Proj.) Series D, 5% 5/1/21	1,850	1,924
(Kentucky St Proj.):
Series D, 5% 5/1/26	1,180	1,375
Series D:
5% 5/1/27	970	1,138
5% 5/1/28	970	1,180
(Proj. No. 112) Series 2016 B, 5% 11/1/27	9,595	11,458
(Proj. No. 119) Series 2018:
5% 5/1/28	4,855	5,734
5% 5/1/29	565	661
5% 5/1/31	1,425	1,739
Series 2016 A:
5% 2/1/29	5,555	6,500
5% 2/1/30	5,670	6,620
5% 2/1/32	2,230	2,593
5% 2/1/33	2,770	3,215
Series A:
5% 11/1/31	2,000	2,471
5% 11/1/32	3,000	3,692
5% 11/1/33	1,500	1,839
Series C, 5% 11/1/21 (d)	6,520	6,880
Kentucky, Inc. Pub. Energy Bonds:
Series A, 4%, tender 6/1/26 (a)	40,000	39,958
Series C1, 4%, tender 6/1/25 (a)	28,000	29,151
Louisville & Jefferson County:
Bonds:
Series 2020 B, 5%, tender 10/1/23 (a)	7,565	8,217
Series 2020 C, 5%, tender 10/1/26 (a)	2,595	2,946
Series 2020 D, 5%, tender 10/1/29 (a)	3,700	4,352
Series 2013 A:
5.5% 10/1/33	2,430	2,721
5.75% 10/1/38	6,245	6,996
Series 2016 A:
5% 10/1/29	17,585	21,210
5% 10/1/32	3,230	3,837
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28 (Pre-Refunded to 6/1/22 @ 100)	1,910	2,060
5% 12/1/29 (Pre-Refunded to 6/1/22 @ 100)	5,100	5,501
5% 12/1/30 (Pre-Refunded to 6/1/22 @ 100)	720	777

TOTAL KENTUCKY		245,403

Louisiana - 0.8%
Calcasieu Parish Memorial Hosp. (Lake Charles Memorial Hosp. Proj.) Series 2019:
5% 12/1/25	1,000	1,144
5% 12/1/26	1,100	1,278
5% 12/1/27	1,125	1,325
5% 12/1/28	1,205	1,435
5% 12/1/29	1,465	1,760
Louisiana Pub. Facilities Auth. Rev.:
(Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/22	1,260	1,365
5% 12/15/23	2,915	3,238
Series 2018 E:
5% 7/1/35	1,655	2,037
5% 7/1/36	1,795	2,194
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/24	2,065	2,301
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/24 (b)	2,430	2,693
5% 1/1/25 (b)	2,915	3,299
5% 1/1/27 (b)	2,185	2,439
Series 2017 B:
5% 1/1/29 (b)	390	454
5% 1/1/31 (b)	730	845
5% 1/1/36 (b)	630	719
5% 1/1/37 (b)	485	552
Series 2017 D2:
5% 1/1/26 (b)	730	843
5% 1/1/29 (b)	485	564
5% 1/1/30 (b)	665	772
5% 1/1/32 (b)	1,495	1,724
5% 1/1/35 (b)	1,115	1,276
5% 1/1/38 (b)	570	647
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	3,110	3,188
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (a)	9,665	7,774
Bonds (Marathon Oil Corp.) Series 2017:
2%, tender 4/1/23 (a)	9,120	8,153
2.1%, tender 7/1/24 (a)	4,670	4,004

TOTAL LOUISIANA		58,023

Maine - 0.2%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	4,215	4,500
Series 2016 A:
4% 7/1/41	2,030	2,122
4% 7/1/46	2,765	2,873
5% 7/1/41	860	959
5% 7/1/46	585	649
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/25	2,230	2,650
5% 7/1/27	1,940	2,275

TOTAL MAINE		16,028

Maryland - 1.0%
Baltimore Proj. Rev.:
Series 2017 C:
5% 7/1/28	3,465	4,243
5% 7/1/31	6,580	7,973
5% 7/1/33	6,635	7,984
Series 2017 D, 5% 7/1/33	5,630	6,775
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/23	1,435	1,507
5% 6/1/24	1,455	1,548
5% 6/1/25	1,455	1,566
5% 6/1/26	1,940	2,110
5% 6/1/27	1,310	1,436
5% 6/1/31	970	1,058
5% 6/1/32	970	1,056
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/30 (b)	1,215	1,327
5% 3/31/51 (b)	2,235	2,354
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38 (Pre-Refunded to 7/1/20 @ 100)	7,530	7,615
Series 2010, 5.625% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	2,330	2,356
Series 2013 A:
5% 7/1/24	1,210	1,302
5% 7/1/25	1,030	1,107
Series 2015:
5% 7/1/27	970	1,121
5% 7/1/28	1,260	1,453
5% 7/1/29	2,135	2,457
5% 7/1/31	970	1,112
Series 2016 A:
4% 7/1/42	1,410	1,486
5% 7/1/33	2,185	2,546
5% 7/1/34	1,600	1,858
5% 7/1/35	605	700
5% 7/1/36	1,700	1,960
Maryland St Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	6,220	6,740
Series 2019 C, 3.5% 3/1/50	5,090	5,430

TOTAL MARYLAND		80,180

Massachusetts - 1.7%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2015 A, 5% 7/1/45	1,535	1,752
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Bonds Series 2019 A, 5%, tender 1/1/23 (a)	16,960	18,594
Series A, 5% 1/1/31	7,500	9,646
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series Q1, 5% 7/1/21	1,785	1,787
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/24	3,885	4,442
5% 7/1/30	3,565	4,322
Series 2017, 5% 7/1/23	1,550	1,722
Bonds:
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S-4, 5%, tender 1/25/24 (a)	11,290	12,713
Series A1, 5%, tender 1/31/30 (a)	10,135	13,231
Series 2013 A, 6.25% 11/15/28 (Pre-Refunded to 11/15/23 @ 100) (c)	4,283	4,875
Series 2015 D, 5% 7/1/44	4,715	5,243
Series 2016 A, 5% 7/15/22	2,165	2,350
Series 2017 A, 5% 1/1/40	2,980	3,362
Series 2019 S1:
5% 10/1/22	2,195	2,393
5% 10/1/23	2,400	2,699
5% 10/1/24	1,190	1,378
5% 10/1/25	2,670	3,179
Series 2019:
5% 7/1/30	1,435	1,689
5% 7/1/32	1,040	1,217
Series M:
4% 10/1/37 (d)	1,095	1,160
4% 10/1/38 (d)	635	671
Massachusetts Gen. Oblig.:
Series 2016 B, 5% 7/1/22	2,950	3,203
Series C, 5% 4/1/23	17,445	19,407
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A, 5% 7/1/49 (b)	9,190	10,634

TOTAL MASSACHUSETTS		131,669

Michigan - 3.5%
Clarkston Cmnty. Schools 5% 5/1/22	2,800	3,017
Detroit Downtown Dev. Auth. Tax:
Series 2018 A, 5% 7/1/36 (FSA Insured)	1,000	1,109
Series A, 5% 7/1/35 (FSA Insured)	1,200	1,332
Detroit Swr. Disp. Rev. Series 2006 D, 3 month U.S. LIBOR + 0.600% 1.879% 7/1/32 (a)(e)	5,360	5,175
Grand Rapids Pub. Schools:
Series 2016:
5% 5/1/30 (FSA Insured)	3,400	4,025
5% 5/1/31 (FSA Insured)	4,855	5,729
5% 5/1/32 (FSA Insured)	730	860
5% 5/1/33 (FSA Insured)	3,030	3,562
Series 2017, 5% 5/1/29 (FSA Insured)	1,890	2,318
5% 5/1/27 (FSA Insured)	1,310	1,620
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/27	3,275	3,912
5% 5/15/28	2,475	2,951
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,310	3,607
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	970	993
5% 11/15/21	630	668
Lake Orion Cmnty. School District Series 2019, 5% 5/1/29	1,685	2,180
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I:
5% 10/15/34	16,710	19,921
5% 4/15/35	2,720	3,235
Michigan Fin. Auth. Rev.:
(Detroit Wtr. and Sewage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.) Series 2014 C3, 5% 7/1/22 (FSA Insured)	4,850	5,256
(Trinity Health Proj.) Series 2017:
5% 12/1/23	1,455	1,631
5% 12/1/24	1,700	1,954
5% 12/1/25	2,915	3,425
5% 12/1/26	1,270	1,526
5% 12/1/27	1,215	1,491
5% 12/1/28	1,940	2,361
Bonds Series 2019 MI2, 5%, tender 2/1/25 (a)	10,655	12,185
Series 2012 A:
5% 6/1/21 (Escrowed to Maturity)	1,495	1,561
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	2,235	2,418
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	4,790	5,178
Series 2012:
5% 11/15/36	6,895	7,374
5% 11/15/42	1,515	1,605
Series 2013:
5% 8/15/28	5,425	6,001
5% 8/15/29	1,940	2,143
Series 2015 D1:
5% 7/1/27	415	472
5% 7/1/29	970	1,103
5% 7/1/31	1,165	1,292
5% 7/1/32	970	1,076
5% 7/1/33	825	914
Series 2019 A:
4% 12/1/49	4,400	4,700
5% 11/15/48	2,955	3,432
Michigan Gen. Oblig. Series 2016, 5% 3/15/27	3,230	4,008
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C:
5% 12/1/24	1,455	1,672
5% 12/1/25	1,260	1,480
5% 12/1/26	1,940	2,331
5% 12/1/27	1,295	1,589
5% 12/1/28	2,040	2,483
Bonds:
(Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (a)	6,020	6,105
Series 2010 F3, 4%, tender 7/1/24 (a)	23,785	25,917
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds:
(Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (a)(b)	8,110	8,304
Series 2008 ET2, 1.45%, tender 9/1/21 (a)	9,710	9,659
Series CC, 1.45%, tender 9/1/21 (a)	1,130	1,124
Michigan Trunk Line Fund Rev. Series 2005, 5.5% 11/1/20 (FSA Insured)	9,455	9,696
Portage Pub. Schools Series 2016:
5% 11/1/27	1,215	1,456
5% 11/1/29	3,080	3,679
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/22	970	1,056
5% 9/1/24	1,940	2,197
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
5% 7/1/28 (d)	565	651
5% 7/1/29 (d)	1,000	1,164
5% 7/1/30 (d)	425	499
5% 7/1/31 (d)	495	581
5% 7/1/32 (d)	545	638
5% 7/1/33 (d)	595	694
5% 7/1/34 (d)	385	448
5% 7/1/35 (d)	400	463
Utica Cmnty. Schools Series 2019:
5% 5/1/30	1,650	2,104
5% 5/1/31	1,400	1,775
5% 5/1/32	2,300	2,908
5% 5/1/33	1,875	2,363
5% 5/1/34	2,450	3,071
Warren Consolidated School District Series 2016:
5% 5/1/30	4,415	5,279
5% 5/1/31	4,660	5,555
5% 5/1/32	4,955	5,897
Wayne County Arpt. Auth. Rev.:
Series 2017 A:
5% 12/1/21	460	488
5% 12/1/29	245	294
5% 12/1/30	380	455
5% 12/1/31	390	466
5% 12/1/36	535	631
Series 2017 B:
5% 12/1/29 (b)	685	805
5% 12/1/30 (b)	485	568
5% 12/1/31 (b)	525	614
5% 12/1/33 (b)	375	436
5% 12/1/36 (b)	810	933
Series 2017 C:
5% 12/1/22	1,940	2,108
5% 12/1/23	2,185	2,438
5% 12/1/24	2,305	2,637
5% 12/1/25	1,940	2,269
5% 12/1/26	1,455	1,735
5% 12/1/27	1,460	1,773

TOTAL MICHIGAN		270,808

Minnesota - 0.1%
Maple Grove Health Care Sys. Rev. Series 2015, 5% 9/1/26	1,940	2,265
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40 (Pre-Refunded to 11/15/25 @ 100)	1,410	1,695

TOTAL MINNESOTA		3,960

Mississippi - 0.4%
Mississippi Gen. Oblig. Series 2017 A, 5% 10/1/30	5,340	6,624
Mississippi Hosp. Equip. & Facilities Auth.:
(Forrest County Gen. Hosp. Rfdg. Proj.):
Series 2019 A:
5% 1/1/30	500	631
5% 1/1/31	1,500	1,888
5% 1/1/32	1,750	2,192
5% 1/1/34	1,065	1,325
5% 1/1/35	2,000	2,478
Series 2019 B:
5% 1/1/23	445	486
5% 1/1/25	500	576
5% 1/1/26	700	824
5% 1/1/27	1,245	1,493
5% 1/1/28	500	611
5% 1/1/29	510	634
5% 1/1/30	595	751
Bonds Series II, 5%, tender 3/1/27 (a)	3,025	3,635
Series IV:
5% 10/1/34 (d)	1,435	1,775
5% 10/1/38 (d)	1,675	2,044
5% 10/1/39 (d)	1,000	1,218

TOTAL MISSISSIPPI		29,185

Missouri - 0.4%
Cape Girardeau County Indl. Dev. Auth.:
(South Eastern Health Proj.) Series 2017 A, 5% 3/1/27	970	1,080
(Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/36	1,215	1,310
Kansas City Santn Swr. Sys. R Series 2018 B:
5% 1/1/24	660	752
5% 1/1/29	550	688
5% 1/1/31	415	513
5% 1/1/34	380	466
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	200	201
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
4% 2/1/40	680	725
5% 2/1/30	2,395	2,802
5% 2/1/32	2,645	3,079
5% 2/1/36	2,145	2,468
5% 2/1/45	3,495	3,962
Missouri Health & Edl. Facilities Rev. Series 2016:
5% 5/15/29	970	1,156
5% 5/15/30	970	1,152
5% 5/15/31	970	1,148
5% 5/15/36	2,915	3,395
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	1,325	1,438
Saint Louis Arpt. Rev. Series 2019 C, 5% 7/1/30	3,660	4,390
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A, 5.125% 9/1/48	1,455	1,467

TOTAL MISSOURI		32,192

Montana - 0.2%
Montana Board Hsg. Single Family:
Series 2017 A, 4% 12/1/47 (b)	1,685	1,759
Series 2019 B, 4% 6/1/50	655	722
Montana Facility Fin. Auth. Rev. Series 2016:
5% 2/15/21	1,215	1,254
5% 2/15/22	1,260	1,344
5% 2/15/23	1,990	2,187
5% 2/15/24	2,080	2,351
5% 2/15/25	1,940	2,252
5% 2/15/26	3,105	3,683

TOTAL MONTANA		15,552

Nebraska - 0.5%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (a)	15,000	15,669
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (b)	3,695	3,971
Series 2019 E, 3.75% 9/1/49 (b)	4,455	4,723
Nebraska Pub. Pwr. District Rev. Series 2016 B:
5% 1/1/31	3,885	4,606
5% 1/1/34	4,235	4,988
5% 1/1/36	5,135	6,019

TOTAL NEBRASKA		39,976

Nevada - 1.5%
Carson City Hosp. Rev. (Carson Tahoe Hosp. Proj.):
Series 2017 5% 9/1/32	725	864
Series 2017:
5% 9/1/24	730	829
5% 9/1/28	445	536
5% 9/1/30	730	874
5% 9/1/34	740	876
Clark County Arpt. Rev.:
Series 2017 C, 5% 7/1/21 (b)	9,460	9,800
Series 2019 A:
5% 7/1/23	8,335	9,157
5% 7/1/26	2,965	3,477
Clark County Poll. Cont. Rev. Bonds Series 2010, 1.875%, tender 4/1/20 (a)	11,655	11,655
Clark County School District:
Series 2016 A:
5% 6/15/21	2,575	2,689
5% 6/15/23	2,250	2,485
Series 2017 A:
5% 6/15/25	5,770	6,690
5% 6/15/26	5,000	5,915
Series 2018 B, 5% 6/15/35	8,000	9,725
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2012 B:
5% 6/1/22	970	1,049
5% 6/1/23	1,940	2,099
5% 6/1/24	1,940	2,099
5% 6/1/25	1,020	1,102
Series 2016 A:
5% 6/1/32	2,815	3,338
5% 6/1/33	4,855	5,717
5% 6/1/34	5,145	6,010
Nevada Gen. Oblig.:
Series 2012 B, 5% 8/1/21	1,355	1,426
Series 2013 D1, 5% 3/1/25	2,745	3,040
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	2,075	2,253
Washoe County Gas Facilities Rev. Bonds:
Series 2016 F, 2.05%, tender 4/15/22 (a)(b)	12,400	12,441
Series 2016, 2.05%, tender 4/15/22 (a)(b)	7,400	7,425

TOTAL NEVADA		113,571

New Hampshire - 0.8%
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.):
Series 2019 A1, 2.15%, tender 7/1/24 (a)(b)	1,500	1,447
Series 2019 A2, 2.15%, tender 7/1/24 (a)(b)	2,955	2,850
Series 2019 A3, 2.15%, tender 7/1/24 (a)(b)	7,545	7,276
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	9,335	9,867
New Hampshire Health & Ed. Facilities Auth.:
(Partners Healthcare Sys., Inc. Proj.) Series 2017:
5% 7/1/24	1,335	1,526
5% 7/1/30	2,360	2,861
Series 2017 B, 4.125% 7/1/24 (c)	550	548
Series 2017, 5% 7/1/36	2,105	2,461
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/22	1,310	1,380
5% 7/1/26	1,245	1,337
Series 2013 A, 5% 10/1/43 (Pre-Refunded to 10/1/22 @ 100)	2,360	2,498
Series 2016:
4% 10/1/38	800	869
5% 10/1/26	4,560	5,481
5% 10/1/27	4,860	5,823
5% 10/1/28	1,940	2,319
5% 10/1/30	7,070	8,411
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/22	2,185	2,337
5% 2/1/23	2,150	2,294
5% 2/1/24	1,725	1,840

TOTAL NEW HAMPSHIRE		63,425

New Jersey - 4.0%
Bayonne Gen. Oblig. Series 2016:
5% 7/1/31 (Build America Mutual Assurance Insured)	1,430	1,671
5% 7/1/32 (Build America Mutual Assurance Insured)	970	1,132
5% 7/1/33 (Build America Mutual Assurance Insured)	970	1,130
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/24	1,940	2,142
5% 2/15/25	970	1,058
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (c)	1,535	1,248
Series A:
5% 11/1/34	5,150	5,537
5% 11/1/35	8,205	8,789
5% 11/1/36	5,010	5,350
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (c)	1,335	1,092
(Provident Montclair Proj.) Series 2017:
5% 6/1/25 (FSA Insured)	975	1,137
5% 6/1/27 (FSA Insured)	1,360	1,655
5% 6/1/28 (FSA Insured)	1,940	2,369
5% 6/1/29 (FSA Insured)	1,455	1,774
Series 2012 II, 5% 3/1/21 (Escrowed to Maturity)	7,380	7,646
Series 2013:
5% 3/1/23	9,030	9,471
5% 3/1/24	12,430	12,997
5% 3/1/25	1,360	1,421
Series 2015 XX, 5% 6/15/26	19,420	20,878
Series 2018 EEE, 5% 6/15/30	2,170	2,375
New Jersey Edl. Facility Series 2016 A, 5% 7/1/29	1,820	2,033
New Jersey Health Care Facilities Fing. Auth. Rev.:
Bonds:
Series 2019 B1, 5%, tender 7/1/24 (a)	8,215	9,497
Series 2019 B2, 5%, tender 7/1/25 (a)	10,070	11,915
Series 2016 A:
5% 7/1/21	285	297
5% 7/1/22	770	827
5% 7/1/23	2,940	3,241
5% 7/1/24	790	892
5% 7/1/25	855	986
5% 7/1/26	285	335
5% 7/1/27	425	499
5% 7/1/28	440	523
5% 7/1/28	1,185	1,387
5% 7/1/28	1,265	1,480
5% 7/1/33	1,465	1,721
Series 2016, 5% 7/1/41	3,665	3,968
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A:
5% 12/1/22 (b)	1,285	1,396
5% 12/1/24 (b)	3,400	3,888
Series 2017 1B, 5% 12/1/21 (b)	1,365	1,442
Series 2019 A:
5% 12/1/21	1,070	1,133
5% 12/1/22	1,520	1,661
5% 12/1/23	1,810	2,033
5% 12/1/24	1,045	1,204
5% 12/1/25	1,925	2,272
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2017 C5, 1 month U.S. LIBOR + 0.460% 1.567%, tender 1/1/21 (a)(e)	18,725	18,645
Series 2017 C1, 1 month U.S. LIBOR + 0.340% 1.447% 1/1/21 (a)(e)	2,090	2,079
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA:
5% 6/15/30	3,500	3,830
5% 6/15/31	2,250	2,445
5% 6/15/32	5,660	6,115
Series 2010 A:
0% 12/15/27	13,270	10,650
0% 12/15/28	3,025	2,325
Series 2012 AA:
5% 6/15/23	7,285	7,556
5% 6/15/24	11,655	12,059
Series 2014 AA:
5% 6/15/25	12,140	12,905
5% 6/15/26	7,285	7,734
Series 2016 A, 5% 6/15/27	14,620	16,326
Series 2018 A:
5% 12/15/33	6,395	6,858
5% 12/15/34	5,070	5,419
Series A:
4% 12/15/39	2,300	2,256
5% 12/15/24	4,675	5,005
5% 12/15/25	4,380	4,742
5% 12/15/26	6,900	7,544
5% 12/15/27	12,250	13,510
5% 12/15/28	4,270	4,727
5% 12/15/30	885	975
5% 12/15/31	4,720	5,162
5% 12/15/39	2,600	2,755
Series AA, 5% 6/15/29	2,390	2,459

TOTAL NEW JERSEY		309,583

New Mexico - 0.3%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 A, 1.875%, tender 4/1/20 (a)	11,470	11,470
New Mexico Hosp. Equip. Ln. Council Rev. Bonds Series 2019 B, 5%, tender 8/1/25 (a)	8,245	9,767
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	2,930	3,150
Santa Fe Retirement Fac.:
Series 2019 A, 2.25% 5/15/24	205	190
Series 2019 B1, 2.625% 5/15/25	345	320

TOTAL NEW MEXICO		24,897

New York - 3.4%
Dorm. Auth. New York Univ. Rev. Series 2016 A:
5% 7/1/23	1,090	1,215
5% 7/1/25	2,430	2,860
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Escrowed to Maturity)	1,040	1,050
5.75% 7/1/40 (Pre-Refunded to 7/1/20 @ 100)	970	981
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
5% 2/15/32	3,885	4,721
5% 2/15/35	7,285	8,759
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds Series 2019 B, 1.65%, tender 9/1/24 (a)	16,700	16,113
Series 2016 B:
5% 9/1/22	1,940	2,099
5% 9/1/23	1,455	1,618
5% 9/1/24	1,310	1,495
MTA Hudson Rail Yards Trust Oblig. Series 2016 A:
5% 11/15/51	12,380	12,802
5% 11/15/56	11,925	12,720
New York City Gen. Oblig.:
Series 2014 J, 5% 8/1/22	2,990	3,254
Series 2015 A, 5% 8/1/22	1,985	2,160
Series 2015 C, 5% 8/1/27	2,965	3,438
Series 2016 A, 5% 8/1/22	4,390	4,777
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	4,855	4,965
5% 2/1/21	3,410	3,516
Series 2012 A, 5% 11/1/21	5,300	5,611
Series 2018 C2, 5% 5/1/32	9,175	11,376
Series 2019 A, 5% 8/1/35	7,520	9,255
Series 2019 B1:
5% 8/1/34	3,300	4,078
5% 8/1/35	8,400	10,338
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	12,970	13,977
New York Dorm. Auth. Rev. Bonds:
Series 2019 B1, 5%, tender 5/1/22 (a)	4,460	4,718
Series 2019 B2, 5%, tender 5/1/24 (a)	3,675	4,142
Series 2019 B3, 5%, tender 5/1/48	4,055	4,816
New York Dorm. Auth. Sales Tax Rev. Series 2018 C, 5% 3/15/32	13,810	17,242
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2018 A, 5%, tender 11/15/20 (a)	25,820	26,167
Series 2017 C-2, 0% 11/15/33	9,795	7,172
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (b)	1,470	1,557
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2011 A1, 5% 4/1/20	2,155	2,155
Series 2011 A2, 5% 4/1/21	1,940	2,015
New York Trans. Dev. Corp.:
(Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (b)	8,155	8,331
Series 2016 A, 5.25% 1/1/50 (b)	13,305	13,682
New York Urban Dev. Corp. Rev.:
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	2,745	3,332
Series 2011 A, 5% 3/15/22	7,385	7,657
Series 2017 A, 5% 3/15/22	2,215	2,374
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/34 (FSA Insured)	1,000	1,151
4% 12/1/35 (FSA Insured)	1,500	1,720
4% 12/1/36 (FSA Insured)	1,635	1,869
Triborough Bridge & Tunnel Auth. Revs. Series 2013 A:
5% 11/15/23	2,915	3,314
5% 11/15/24	3,885	4,403

TOTAL NEW YORK		260,995

North Carolina - 1.0%
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	3,340	3,485
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27	395	472
5% 10/1/47	3,320	3,792
North Carolina Grant Anticipation Rev. Series 2017:
5% 3/1/22	11,015	11,805
5% 3/1/23	9,715	10,717
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (a)	9,865	9,785
Series 2019 C, 2.55%, tender 6/1/26 (a)	17,085	16,983
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010, 5% 6/1/22	3,885	3,912
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2020 A:
5% 5/1/26 (b)	3,950	4,624
5% 5/1/27 (b)	1,500	1,786
5% 5/1/28 (b)	1,875	2,265
5% 5/1/29 (b)	1,500	1,835
5% 5/1/30 (b)	1,320	1,634
5% 5/1/31 (b)	1,350	1,662
5% 5/1/32 (b)	1,100	1,348

TOTAL NORTH CAROLINA		76,105

Ohio - 1.7%
Allen County Hosp. Facilities Rev. Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	2,670	2,847
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 B:
5% 2/15/22	1,945	2,083
5% 2/15/23 (Pre-Refunded to 2/15/22 @ 100)	2,110	2,260
Series 2012:
5% 2/15/21	1,455	1,504
5% 2/15/24 (Pre-Refunded to 2/15/22 @ 100)	1,940	2,078
Bonds Series 2019 A, 2.3%, tender 2/15/22 (a)	12,100	12,251
Series 2012 B:
5% 2/15/42	1,365	1,442
5% 2/15/42 (Pre-Refunded to 2/15/22 @ 100)	390	418
Series 2017 A, 5% 2/15/36	5,000	6,044
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/26 (FSA Insured)	970	1,111
5% 1/1/28 (FSA Insured)	1,480	1,692
5% 1/1/29 (FSA Insured)	2,165	2,472
5% 1/1/30 (FSA Insured)	1,940	2,209
Cleveland Wtr. Rev. Series 2012 A:
5% 1/1/26 (Pre-Refunded to 1/1/22 @ 100)	1,215	1,298
5% 1/1/27 (Pre-Refunded to 1/1/22 @ 100)	1,455	1,554
Columbus City School District 5% 12/1/32	1,770	2,123
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	2,395	2,571
5% 6/15/26	2,515	2,693
5% 6/15/27	2,640	2,819
5% 6/15/28	2,770	2,950
Franklin County Convention Facilities Authorities (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/33	2,000	2,544
5% 12/1/35	1,000	1,263
5% 12/1/36	1,180	1,485
Franklin County Hosp. Facilities Rev. Series 2016 C:
5% 11/1/25	1,940	2,318
5% 11/1/26	2,040	2,498
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27	2,195	2,544
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (a)	19,980	21,689
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37 (Pre-Refunded to 11/15/21 @ 100)	4,465	4,849
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/31	1,000	1,227
5% 8/1/32	1,000	1,220
5% 8/1/33	1,000	1,213
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	5,715	6,156
Ohio Hosp. Facilities Rev. Series 2017 A:
5% 1/1/27	2,470	3,003
5% 1/1/29	4,855	5,969
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	1,580	1,645
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	955	1,056
Ohio Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010, 1.1%, tender 6/1/20 (a)	1,100	1,100
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Proj.) Series 2005 A, 0% 2/15/42	11,265	6,050
Scioto County Hosp. Facilities Rev.:
Series 2016, 5% 2/15/29	2,250	2,633
Series 2019, 5% 2/15/29	6,100	6,954
Wood County Hosp. Facilities Rev. (Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32	690	722
5% 12/1/42	875	908

TOTAL OHIO		133,465

Oklahoma - 0.6%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017, 5% 9/1/26	2,015	2,437
Grand River Dam Auth. Rev. Series 2014 A:
5% 6/1/27	1,165	1,338
5% 6/1/28	1,455	1,670
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/25	1,020	1,211
5% 10/1/26	1,455	1,731
5% 10/1/27	1,155	1,374
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/27	970	1,170
5% 8/15/28	970	1,191
5% 8/15/29	410	497
Oklahoma Dev. Fin. Auth. Rev.:
(Oklahoma City Univ. Proj.) Series 2019:
5% 8/1/24	590	643
5% 8/1/25	930	1,027
5% 8/1/26	540	603
5% 8/1/27	680	766
5% 8/1/28	725	823
5% 8/1/29	755	860
5% 8/1/30	1,370	1,552
(Saint John Health Sys. Proj.) Series 2012:
5% 2/15/23 (Pre-Refunded to 2/15/22 @ 100)	3,010	3,224
5% 2/15/42 (Pre-Refunded to 2/15/22 @ 100)	6,975	7,470
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev.:
Series 2014 A:
5% 1/1/26	1,650	1,926
5% 1/1/27	5,825	6,787
5% 1/1/28	1,940	2,260
5% 1/1/29	1,525	1,775
Series 2014 B, 5% 1/1/27	2,085	2,431

TOTAL OKLAHOMA		44,766

Oregon - 0.1%
Oregon Facilities Auth. Rev. (Legacy Health Proj.) Series 2016 A, 5% 6/1/22	900	972
Washington, Multnomah & Yamhill County School District #1J Series 2017, 5% 6/15/30	2,915	3,627

TOTAL OREGON		4,599

Pennsylvania - 4.3%
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A:
5% 7/15/21	1,515	1,591
5% 7/15/22	1,715	1,857
5% 7/15/23	765	853
5% 7/15/24	2,300	2,642
5% 7/15/25	3,030	3,575
Berks County Muni. Auth. Rev. Bonds (Tower Health Proj.):
Series 2020 B1, 5%, tender 2/1/25 (a)	1,785	1,980
Series 2020 B2, 5%, tender 2/1/27 (a)	3,055	3,455
Series 2020 B3, 5%, tender 2/1/30 (a)	1,745	1,940
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27 (Pre-Refunded to 7/1/20 @ 100)	7,350	7,454
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	4,210	4,226
Series B, 1.8%, tender 8/15/22 (a)	10,600	10,665
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,205	3,839
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,815	4,117
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	330	363
Series 2016 A:
5% 10/1/28	1,385	1,609
5% 10/1/29	1,495	1,731
5% 10/1/32	4,670	5,366
5% 10/1/36	7,560	8,604
5% 10/1/40	3,490	3,940
Series 2019:
5% 9/1/30	1,250	1,530
5% 9/1/31	2,500	3,027
5% 9/1/33	1,370	1,638
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	2,485	2,718
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	3,025	3,122
5% 3/1/22	1,940	2,069
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2019 B1, 1.2%, tender 4/15/20 (a)(b)	1,650	1,650
(Waste Mgmt., Inc. Proj.) Series 2013, 1.12%, tender 5/1/20 (a)(b)	5,500	5,496
(Waste Mgmt., Inc. Proj.) Series 2017 A, 1.7%, tender 8/3/20 (a)(b)	5,545	5,538
Series 2011, 2.15%, tender 7/1/24 (a)(b)	12,065	11,635
Pennsylvania Gen. Oblig.:
Series 2011, 5% 7/1/21	2,040	2,135
Series 2013, 5% 10/15/27	9,710	10,930
Series 2014, 5% 7/1/23	1,500	1,675
Series 2016, 5% 9/15/29	27,190	32,485
Series 2017, 5% 1/1/27	8,765	10,738
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Penn Health Systems Proj.):
Series 2017 A:
5% 8/15/28	1,215	1,514
5% 8/15/30	2,090	2,590
Series 2017, 5% 8/15/27	1,165	1,451
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A:
5% 12/1/28 (FSA Insured)	6,100	7,317
5% 12/1/33 (FSA Insured)	4,300	5,043
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 A2:
5% 12/1/28	1,215	1,484
5% 12/1/33	1,215	1,492
Series 2017 A1:
5% 12/1/22	485	533
5% 12/1/23	535	606
5% 12/1/29	1,455	1,802
5% 12/1/34	970	1,187
Philadelphia Arpt. Rev. Series 2017 B:
5% 7/1/30 (b)	1,720	2,010
5% 7/1/31 (b)	2,430	2,836
Philadelphia Auth. for Indl. Dev. Series 2020 C, 4% 11/1/22 (d)	250	262
Philadelphia Gas Works Rev. Series 15:
5% 8/1/23	970	1,086
5% 8/1/24	730	841
5% 8/1/25	775	918
Philadelphia Gen. Oblig.:
Series 2015 B:
5% 8/1/27	2,915	3,413
5% 8/1/29	10,165	11,844
5% 8/1/30	10,705	12,438
5% 8/1/31	11,280	13,069
Series 2019 A:
5% 8/1/21	1,835	1,926
5% 8/1/22	1,180	1,282
5% 8/1/23	1,910	2,141
5% 8/1/24	3,425	3,953
5% 8/1/26	3,225	3,858
Series 2019 B:
5% 2/1/21	1,500	1,546
5% 2/1/22	250	267
5% 2/1/23	2,300	2,538
5% 2/1/24	100	114
5% 2/1/25	1,135	1,310
5% 2/1/26	1,180	1,395
5% 2/1/27	1,500	1,814
5% 2/1/28	2,250	2,779
5% 2/1/29	2,425	3,053
Philadelphia School District:
Series 2010 C:
5% 9/1/20	13,595	13,805
5% 9/1/21	5,825	5,912
Series 2019 A, 5% 9/1/34	3,675	4,603
Series 2019 B, 5% 9/1/29	3,070	3,881
Series 2019 C, 5% 9/1/33	11,245	13,992
Pittsburgh School District Series 2010 A, 5% 9/1/20 (FSA Insured)	970	986
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/38 (FSA Insured)	570	710
Series 2019 B:
5% 9/1/31 (FSA Insured)	1,855	2,464
5% 9/1/33 (FSA Insured)	1,250	1,712
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
5% 6/1/38	2,890	3,583
5% 6/1/39	4,690	5,802
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	1,345	1,558

TOTAL PENNSYLVANIA		326,913

Rhode Island - 0.5%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	6,625	7,549
5% 9/1/36	320	360
Series 2016, 5% 5/15/39	5,475	5,871
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	7,985	9,343
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	2,410	2,610
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A, 3.5% 12/1/34 (b)	3,200	3,315
Tobacco Settlement Fing. Corp. Series 2015 A:
5% 6/1/24	5,085	5,505
5% 6/1/27	1,770	1,908
5% 6/1/28	2,330	2,494

TOTAL RHODE ISLAND		38,955

South Carolina - 1.4%
Beaufort-Jasper Wtr. & Swr. Sys. Series 2016 B:
5% 3/1/22	970	1,042
5% 3/1/24	970	1,111
5% 3/1/25	970	1,143
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/27	3,885	4,400
5% 12/1/29	3,155	3,560
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	3,575	3,905
South Carolina Jobs-Econ. Dev. Auth.:
(Anmed Health Proj.) Series 2016:
5% 2/1/22	2,135	2,275
5% 2/1/24	970	1,101
5% 2/1/26	1,650	1,975
(Anmed Heath Proj.) Series 2016, 5% 2/1/25	1,700	1,984
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2013, 5% 11/1/28 (Pre-Refunded to 11/1/22 @ 100)	3,100	3,398
South Carolina Ports Auth. Ports Rev. Series 2018:
5% 7/1/28 (b)	2,235	2,726
5% 7/1/30 (b)	4,790	5,787
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	6,335	6,899
Series 2014 A:
5% 12/1/49	12,620	13,690
5.5% 12/1/54	17,285	19,015
Series 2014 C:
5% 12/1/25	3,885	4,421
5% 12/1/26	3,885	4,415
5% 12/1/27	3,010	3,408
5% 12/1/46	3,540	3,882
Series 2016 B:
5% 12/1/35	6,250	7,225
5% 12/1/36	9,280	10,704
South Carolina Trans. Infrastructure Bank Rev. Series 2016 A, 5% 10/1/25	1,645	1,939

TOTAL SOUTH CAROLINA		110,005

South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/23	970	1,082
Series 2014 B:
5% 11/1/24	1,200	1,391
5% 11/1/25	1,175	1,360
5% 11/1/26	195	225
Series 2017:
5% 7/1/24	435	500
5% 7/1/27	365	449
5% 7/1/33	1,700	2,038
5% 7/1/35	1,360	1,611

TOTAL SOUTH DAKOTA		8,656

Tennessee - 0.7%
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/29	970	1,190
5% 7/1/30	1,165	1,423
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016:
5% 9/1/22	1,170	1,256
5% 9/1/24	995	1,120
Series 2017:
5% 4/1/24	970	1,081
5% 4/1/25	1,315	1,498
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.625% 7/1/20 (b)	4,855	4,909
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (a)	18,440	19,925
Tennessee Energy Acquisition Corp. Bonds:
(Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	11,735	12,021
Series 2018, 4%, tender 11/1/25 (a)	10,670	11,090

TOTAL TENNESSEE		55,513

Texas - 13.7%
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45	2,955	3,032
Austin Arpt. Sys. Rev.:
Series 2014, 5% 11/15/29 (b)	2,690	2,996
Series 2019 B:
5% 11/15/27 (b)	1,500	1,803
5% 11/15/28 (b)	2,250	2,741
5% 11/15/29 (b)	1,500	1,848
Series 2019, 5% 11/15/22 (b)	1,000	1,084
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,295	1,263
Austin Elec. Util. Sys. Rev. Series 2012 A, 5% 11/15/23	1,455	1,598
Brownsville Independent School District Series 2017, 4% 8/15/22	4,000	4,261
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/31	1,165	1,268
5% 1/1/32	970	1,053
5% 1/1/34	1,940	2,099
5% 1/1/40	5,340	5,731
Series 2016:
5% 1/1/31	2,305	2,522
5% 1/1/32	4,855	5,300
5% 1/1/35	3,240	3,516
5% 1/1/36	1,580	1,712
Cypress-Fairbanks Independent School District:
Bonds:
Series 2014 B2, 1.4%, tender 8/17/20 (a)	5,545	5,541
Series 2014 B3, 1.4%, tender 8/17/20 (a)	6,005	6,000
Series 2017 A-2, 1.25%, tender 8/15/22 (a)	6,105	6,101
Series 2016:
5% 2/15/22	4,855	5,190
5% 2/15/23	4,855	5,367
5% 2/15/24	24,410	27,843
5% 2/15/25	20,810	24,435
5% 2/15/27	3,475	4,152
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2007, 5.25% 12/1/29	7,135	9,422
Series 2020 A:
5% 12/1/22	285	313
5% 12/1/25	750	899
5% 12/1/26	1,000	1,226
Dallas County Util. and Reclamation District Series 2013, 5% 2/15/24	6,130	6,965
Dallas Fort Worth Int'l. Arpt. Rev. Series 2014 B:
5% 11/1/26 (b)	2,920	3,109
5% 11/1/27 (b)	1,245	1,324
5% 11/1/28 (b)	2,765	2,936
5% 11/1/30 (b)	5,280	5,602
5% 11/1/31 (b)	11,155	11,832
5% 11/1/32 (b)	14,110	14,959
5% 11/1/33 (b)	9,710	10,292
5% 11/1/34 (b)	2,295	2,430
Dallas Gen. Oblig.:
Series 2012, 5% 2/15/23	4,295	4,578
Series 2014, 5% 2/15/24	5,770	6,553
Series 2019 B:
5% 2/15/30	4,080	5,158
5% 2/15/32	7,095	8,876
5% 2/15/33	7,585	9,466
Dallas Independent School District:
Bonds:
Series 2016, 5%, tender 2/15/22 (a)	60	64
Series 2019, 5%, tender 2/15/22 (a)	690	740
Series B6:
5%, tender 2/15/22 (a)	1,440	1,544
5%, tender 2/15/22 (a)	1,440	1,529
Series 2019:
5% 2/15/28	1,750	2,207
5% 2/15/29	2,355	2,961
5% 2/15/30	5,095	6,390
Denton Independent School District:
Bonds Series 2014 B, 2%, tender 8/1/24 (a)	4,985	5,078
Series 2016, 0% 8/15/25	2,770	2,582
El Paso Gen. Oblig. Series 2019 A:
5% 8/15/30	5,100	6,435
5% 8/15/31	3,610	4,528
5% 8/15/32	3,620	4,521
5% 8/15/33	5,890	7,322
5% 8/15/34	2,945	3,642
Fort Bend Independent School District Bonds:
Series 2019 A, 1.95%, tender 8/1/22 (a)	3,180	3,188
Series C, 1.35%, tender 8/1/20 (a)	2,955	2,953
Series D, 1.5%, tender 8/1/21 (a)	5,325	5,318
Fort Worth Gen. Oblig. Series 2016, 5% 3/1/27	5,755	6,883
Fort Worth Independent School District:
Series 2015, 5% 2/15/22	2,760	2,962
Series 2016, 5% 2/15/26	3,530	4,235
Grand Parkway Trans. Corp.:
Series 2013 B, 5% 4/1/53 (Pre-Refunded to 10/1/23 @ 100)	1,130	1,280
Series 2013 C, 5.125% 10/1/43	2,430	2,534
Series 2018 A:
5% 10/1/31	4,965	6,174
5% 10/1/32	4,210	5,206
5% 10/1/33	6,420	7,892
5% 10/1/34	4,855	5,934
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds Series 2019 B:
5%, tender 12/1/22 (a)	4,550	4,927
5%, tender 12/1/24 (a)	5,205	5,910
Series 2019 A:
4% 10/1/35	1,750	2,037
4% 10/1/36	3,000	3,480
Harris County Gen. Oblig. Series 2012 C:
5% 8/15/24	1,045	1,134
5% 8/15/25	3,750	4,066
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (b)	7,770	7,827
Series 2012 A, 5% 7/1/23 (b)	6,750	7,177
Series 2018 A:
5% 7/1/26 (b)	1,635	1,886
5% 7/1/27 (b)	2,050	2,400
5% 7/1/28 (b)	970	1,149
Series 2018 B:
5% 7/1/28	3,110	3,788
5% 7/1/29	12,140	14,709
5% 7/1/30	6,385	7,714
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2019:
5% 9/1/29	1,000	1,224
5% 9/1/30	1,250	1,519
5% 9/1/31	1,650	1,994
5% 9/1/33	1,535	1,846
5% 9/1/34	1,250	1,499
5% 9/1/35	1,700	2,031
Houston Gen. Oblig. Series 2017 A:
5% 3/1/23	2,095	2,321
5% 3/1/24	9,710	11,087
5% 3/1/25	4,080	4,793
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	2,525	2,925
Series 2016 B, 5% 11/15/33	2,330	2,820
Series 2019 B, 5% 11/15/49	9,700	11,944
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/24	485	554
5% 10/15/26	680	807
5% 10/15/27	485	574
5% 10/15/29	630	743
5% 10/15/31	990	1,165
5% 10/15/35	1,425	1,647
5% 10/15/36	3,115	3,591
5% 10/15/39	1,215	1,392
5% 10/15/44	1,440	1,639
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/30 (b)	1,360	1,542
5% 11/1/31 (b)	3,070	3,474
Series 2017, 5% 11/1/26 (b)	1,000	1,164
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2018:
5% 5/15/32	4,565	5,653
5% 5/15/34	2,430	2,973
5% 5/15/36	2,430	2,934
Series 2019:
5% 5/15/32	1,500	1,898
5% 5/15/33	2,250	2,829
5% 5/15/34	2,250	2,809
5% 5/15/35	5,575	6,909
5% 5/15/36	1,075	1,323
Series 2015 B:
5% 5/15/25	6,615	7,786
5% 5/15/27	2,915	3,403
5% 5/15/28	2,845	3,309
5% 5/15/29	8,255	9,588
Series 2015 D:
5% 5/15/22	825	889
5% 5/15/23	680	756
5% 5/15/24	1,185	1,356
5% 5/15/26	1,360	1,593
Series 2020, 5% 5/15/26	3,350	4,046
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (a)	4,160	4,237
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 1.12%, tender 5/1/20 (a)(b)	6,100	6,099
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/24	1,960	2,262
5% 8/15/25	2,430	2,878
5% 8/15/26	1,505	1,828
5% 8/15/27	1,565	1,944
5% 8/15/30	2,330	2,868
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	2,135	2,483
5% 4/1/28	1,395	1,620
North East Texas Independent School District Bonds:
Series 2013 B, 1.42%, tender 8/1/21 (a)	3,995	3,986
Series 2019, 2.2%, tender 8/1/24 (a)	4,310	4,417
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	995	1,064
4% 12/15/24	1,770	1,893
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/30	1,240	1,439
5% 1/1/33	1,280	1,553
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	470	545
5% 1/1/31	660	762
5% 1/1/32	2,915	3,506
Series 2011 A, 6% 9/1/41 (Pre-Refunded to 9/1/21 @ 100)	970	1,035
Series 2014 A:
5% 1/1/23	1,735	1,906
5% 1/1/24	4,855	5,490
Series 2015 B:
5% 1/1/29	9,710	11,111
5% 1/1/30	4,855	5,553
Series 2016 A, 5% 1/1/39	6,800	7,742
Series 2017 A, 5% 1/1/43	10,000	11,713
Northside Independent School District Bonds:
Series 2018, 2.75%, tender 8/1/23 (a)	22,990	23,992
Series 2019, 1.6%, tender 8/1/24 (a)	18,545	18,434
Pasadena Independent School District Bonds Series 2015 B, 1.5%, tender 8/15/24 (a)	16,765	16,741
Prosper Independent School District Series 2019, 5% 2/15/41	1,600	2,007
Rockwall Independent School District Series 2015, 0% 2/15/25	1,615	1,502
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/27 (b)	2,380	2,786
5% 7/1/28 (b)	1,085	1,290
5% 7/1/29 (b)	1,270	1,527
5% 7/1/29 (b)	1,700	2,036
5% 7/1/30 (b)	1,235	1,480
5% 7/1/30 (b)	1,510	1,803
5% 7/1/31 (b)	1,205	1,439
5% 7/1/31 (b)	1,250	1,487
5% 7/1/32 (b)	1,195	1,423
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2015 B, 2%, tender 12/1/21 (a)	6,875	6,903
Series 2012, 5.25% 2/1/25	3,110	3,682
Series 2017:
5% 2/1/29	1,455	1,810
5% 2/1/30	970	1,204
5% 2/1/31	1,455	1,802
5% 2/1/33	1,165	1,439
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,660	5,068
5% 9/15/24	7,275	7,908
5% 9/15/25	9,025	9,806
San Antonio Wtr. Sys. Rev.:
Bonds Series 2014 B, 2%, tender 11/1/22 (a)	13,110	13,184
Series 2012:
5% 5/15/22	2,135	2,305
5% 5/15/22 (Escrowed to Maturity)	3,690	3,991
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25	970	1,082
5% 8/15/26	1,485	1,652
5% 8/15/28	1,575	1,744
5% 8/15/33	3,690	4,040
5.5% 9/1/43	5,195	5,666
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
5% 2/15/25	5,585	6,546
5% 2/15/34	2,040	2,430
Texas A&M Univ. Rev. Series 2016 C, 5% 5/15/23	5,475	6,113
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	6,563	6,791
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2019 A, 4% 3/1/50	6,880	7,580
Texas Gen. Oblig.:
Bonds Series 2019 C2, 1.85%, tender 8/1/22 (a)	500	500
Series 2011 A, 5% 8/1/21 (b)	1,485	1,558
Series 2011 C:
5% 8/1/20 (b)	1,580	1,599
5% 8/1/21 (b)	1,420	1,490
Series 2013 B, 5% 8/1/25 (b)	11,725	13,292
Series 2014, 5% 8/1/26 (b)	5,020	5,836
Texas Private Activity Bond Surface Trans. Corp. Series 2013, 7% 12/31/38 (b)	15,540	17,531
Texas Pub. Fin. Auth. Lease Rev. Series 2019:
5% 2/1/23	1,500	1,658
5% 2/1/24	1,130	1,288
5% 2/1/26	2,600	3,129
5% 2/1/27	2,500	3,082
5% 2/1/28	1,315	1,657
Texas State Univ. Sys. Fing. Rev. Series 2017 A, 5% 3/15/29	4,530	5,570
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (a)	24,615	24,615
Texas Wtr. Dev. Board Rev.:
Series 2017 A:
5% 4/15/22	4,125	4,445
5% 4/15/25	6,055	7,153
5% 10/15/25	2,555	3,060
5% 4/15/26	4,195	5,086
5% 4/15/29	6,310	7,948
5% 4/15/30	16,995	21,365
Series 2018 B:
5% 4/15/29	2,750	3,528
5% 10/15/29	2,250	2,882
5% 10/15/30	3,240	4,137
5% 4/15/31	5,000	6,374
5% 4/15/49	3,555	4,340
Series 2019:
5% 8/1/30	8,650	11,192
5% 8/1/31	4,500	5,807
5% 8/1/32	3,000	3,864
5% 8/1/33	3,450	4,432
5% 8/1/34	4,500	5,761
5% 8/1/35	5,500	7,015
Travis County Gen. Oblig.:
Series 2016 A, 5% 3/1/24	2,905	3,328
Series 2019 A:
5% 3/1/34	5,645	7,226
5% 3/1/35	17,080	21,802
Univ. of Houston Univ. Revs. Series 2017 A, 5% 2/15/30	6,325	7,303
Univ. of Texas Board of Regents Sys. Rev.:
Series 2010, 5% 8/15/22	2,970	3,238
Series 2016 D:
5% 8/15/20	1,940	1,968
5% 8/15/21	2,245	2,364
5% 8/15/22	2,430	2,649
Series 2016 E, 5% 8/15/22	2,605	2,840
Series 2016 J, 5% 8/15/22	2,590	2,824
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B:
5% 7/1/22	1,695	1,839
5% 7/1/29	1,740	2,082

TOTAL TEXAS		1,052,335

Utah - 0.1%
Salt Lake City Arpt. Rev. Series 2017 A:
5% 7/1/26 (b)	1,120	1,293
5% 7/1/28 (b)	3,885	4,531
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	2,915	3,189

TOTAL UTAH		9,013

Virginia - 1.1%
Chesapeake Gen. Oblig. Series 2020 A:
5% 8/1/31	1,500	2,026
5% 8/1/32	1,500	2,020
5% 8/1/33	1,500	2,014
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/22	970	1,027
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/27	1,260	1,436
5% 6/15/29	1,385	1,574
5% 6/15/33	1,475	1,669
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series 2018 A, 5%, tender 11/1/28 (a)	1,455	1,797
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
4% 6/15/37	615	657
5% 6/15/32	1,750	2,070
5% 6/15/34	2,235	2,627
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College and Equip. Prog.):
Series 2017 C, 5% 2/1/26	5,540	6,653
Series 2017 E, 5% 2/1/31	10,295	12,929
(Virginia Gen. Oblig.) Series 2017 E, 5% 2/1/30	8,875	11,180
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/29	6,160	7,693
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (b)	7,380	7,407
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/32	1,940	2,284
5% 1/1/33	2,515	2,951
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds:
(Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.875%, tender 6/1/20 (a)	6,600	6,592
Series 2009 A, 2.15%, tender 9/1/20 (a)	2,700	2,695
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (a)	2,200	2,251

TOTAL VIRGINIA		81,552

Washington - 2.4%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,990	1,855
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22 (Escrowed to Maturity)	970	1,036
5% 1/1/23 (Pre-Refunded to 7/1/22 @ 100)	970	1,055
5% 1/1/24 (Pre-Refunded to 7/1/22 @ 100)	2,265	2,463
Port of Seattle Rev.:
Series 2013, 5% 7/1/24 (b)	1,075	1,188
Series 2016 B, 5% 10/1/29 (b)	4,615	5,312
Series 2016:
5% 2/1/27	1,205	1,437
5% 2/1/29	2,430	2,888
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (b)	860	949
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/29	1,050	1,286
5% 1/1/36	1,140	1,371
Tobacco Settlement Auth. Rev. Series 2018:
5% 6/1/23	2,430	2,597
5% 6/1/24	3,430	3,662
Washington Gen. Oblig.:
Series 2018 A, 5% 8/1/32	14,420	17,793
Series 2018 D:
5% 8/1/32	24,300	29,984
5% 8/1/33	30,735	37,840
Series 2019 B, 5% 6/1/34	3,300	4,131
Series 2020 C, 5% 2/1/37	9,530	12,174
Series 2020 D, 5% 6/1/44	2,900	3,628
Series R-2017 A:
5% 8/1/27	1,735	2,115
5% 8/1/28	1,735	2,110
5% 8/1/30	1,735	2,103
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	2,135	2,158
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	240	284
5% 7/1/26	1,935	2,343
5% 7/1/29	3,100	3,847
5% 7/1/34	610	743
5% 7/1/42	3,900	4,610
(Providence Health Systems Proj.) Series 2018 B:
5% 10/1/27	2,430	3,020
5% 10/1/28	1,940	2,462
(Virginia Mason Med. Ctr. Proj.) Series 2017, 5% 8/15/28	3,625	4,352
(Virginia Mason Med. Ctr. Proj.) Series 2017, 5% 8/15/31	5,505	6,543
Series 2015, 5% 1/1/29	1,260	1,460
Series 2017, 5% 8/15/32	1,520	1,799
Series 2019 A1:
5% 8/1/31	1,000	1,162
5% 8/1/35	1,500	1,659
Washington Higher Ed. Facilities Auth. Rev.:
(Whitworth Univ. Proj.):
Series 2016 A:
5% 10/1/29	550	618
5% 10/1/31	2,635	2,940
5% 10/1/33	560	620
Series 2019, 4% 10/1/49	5,235	5,238
Series 2016 A, 5% 10/1/30	2,510	2,811

TOTAL WASHINGTON		187,646

West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/36	3,000	3,596
Wisconsin - 1.4%
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/23 (c)	1,245	1,284
5% 5/15/30 (c)	1,135	1,178
5.25% 5/15/37 (c)	345	357
5.25% 5/15/42 (c)	420	431
5.25% 5/15/47 (c)	420	429
5.25% 5/15/52 (c)	790	805
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	8,185	9,882
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A-2, 1.12%, tender 5/1/20 (a)(b)	3,200	3,198
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (c)	890	888
5% 10/1/48 (c)	1,075	1,062
5% 10/1/53 (c)	3,010	2,948
Roseman Univ. of Health Series 2020, 5% 4/1/30 (c)	500	536
Wisconsin Gen. Oblig. Series 1, 5% 5/1/29	4,895	6,405
Wisconsin Health & Edl. Facilities:
Series 2010:
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	715	723
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	1,230	1,244
Series 2014 A:
5% 11/15/24	8,510	9,896
5% 11/15/27	6,515	7,566
Series 2014:
5% 5/1/26	810	901
5% 5/1/28	1,750	1,943
5% 5/1/29	865	960
Series 2016, 4% 2/15/38 (Pre-Refunded to 8/15/25 @ 100)	1,260	1,436
Series 2017 A:
5% 9/1/34	1,750	2,018
5% 9/1/36	2,100	2,399
Series 2019 B1, 2.825% 11/1/28	2,130	2,005
Series 2019 B2, 2.55% 11/1/27	1,365	1,278
Series 2019:
5% 12/15/31	1,000	1,272
5% 12/15/32	1,750	2,217
5% 12/15/34	1,720	2,157
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010, 5.5% 7/1/40 (Pre-Refunded to 7/1/20 @ 100)	1,750	1,768
Series 2013 B:
5% 7/1/25 (Pre-Refunded to 7/1/23 @ 100)	970	1,085
5% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	6,785	7,590
Series 2012:
5% 6/1/27	1,750	1,869
5% 6/1/32	995	1,057
5% 8/15/32 (Pre-Refunded to 8/15/22 @ 100)	1,600	1,738
5% 6/1/39	2,345	2,461
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A:
5% 5/1/26	8,580	10,359
5% 5/1/27	12,590	15,574

TOTAL WISCONSIN		110,919

TOTAL MUNICIPAL BONDS
(Cost $7,245,303)		7,420,094

Municipal Notes - 1.1%
New York - 0.3%
New York Metropolitan Trans. Auth. Rev. BAN:
Series 2018 B, 5% 5/15/20	7,470	$7,471
Series 2018 C, 5% 9/1/21	14,000	14,515

TOTAL NEW YORK		21,986

Texas - 0.8%
Texas Gen. Oblig. TRAN Series 2019, 4% 8/27/20	61,000	61,688
TOTAL MUNICIPAL NOTES
(Cost $83,676)		83,674
	Shares	Value (000s)

Money Market Funds - 0.7%
Fidelity Municipal Cash Central Fund 2.42% (f)(g)
(Cost $51,525)	51,519,848	51,525
TOTAL INVESTMENT IN SECURITIES - 98.3%
(Cost $7,380,504)		7,555,293
NET OTHER ASSETS (LIABILITIES) - 1.7%		133,652
NET ASSETS - 100%		$7,688,945

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $52,012,000 or 0.7% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$704
Total	$704

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.